Organization and business overview (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of subsidiaries of the company

Name	Date of incorporation	Percentage of direct or indirect interests		Place of incorporation	Principal activities
		December 31, 2025	June 30, 2026
IFSC Pte. Ltd. (“IFSC”)	March 18, 2016	100%	100%	Singapore	Sale of facilities management software
Gaussian Robotics Pte. Ltd.	May 18, 2017	100%	100%	Singapore	Provision of trading and maintenance of robotic equipment
Simpple Pte. Ltd.	October 13, 2020	100%	100%	Singapore	Research and experimental development on environment and clean technologies
Simpple Australia Pty Ltd *	September 6, 2023	100%	-	Australia	Sale of facilities management software

*	On February 6, 2026, the Company, through its subsidiary IFSC Pte. Ltd., completed the sale of its entire interest in SIMPPLE Australia Pty Ltd. to two employees of that subsidiary for total consideration of AUD2. SIMPPLE Australia was deconsolidated on that date, and the Company retained no ownership interest. At the disposal date, SIMPPLE Australia had net liabilities of approximately S$1,337,069, including amounts due to a Group entity. The disposal resulted in a gain of S$1,315,264, included in “Other income” in the condensed consolidated statement of operations. The Company’s parent guarantee in respect of SIMPPLE Australia terminated upon completion.